RELATED PARTY RECEIVABLES	12 Months Ended
Dec. 31, 2012
RELATED PARTY RECEIVABLES
9.	RELATED PARTY RECEIVABLES

	December 31, 2012	December 31, 2011
Accounts receivable
Related party receivables	64.0	27.8

Loans
Gold Fields Group Services (Pty) Limited	—	25.4
GFO	—	20.9

	64.0	74.1

Refer to note 22 for details relating to related party balances. The loans are unsecured, interest free with no fixed terms of repayment.